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                                    FORM 13F

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                                                           OMB APPROVAL
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  09/30/01
                                                         --------------------

          Check here if Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
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Address:   63 Wall Street
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           New York, NY 10005
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Form 13F File Number:   28-4502
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Kurt Schacht
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Title:  Chief Administrative Officer
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Phone:  (212) 495-5350
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Signature, Place, and Date of Signing:

Kurt Schacht
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[Signature]

New York, NY
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[City, State]

November 7, 2001
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[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:
        NONE
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Form 13F Information Table Entry Total:
        16
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Form 13F Information Table Value Total:
     $127,909         (thousands)
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
                                                         FORM 13F INFORMATION TABLE


                           TITLE                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER    OF CLASS       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------- ---------    --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
C R Bard Inc                 com       067383109    15279   297200 SH       SOLE                   297200
*CitiGroup Inc               com       172967101      838    20681 SH       SOLE                    20681
Cooper Industries Inc        com       216669101    15966   385000 SH       SOLE                   385000
*DTE Energy Co               com       233331107      249     5792 SH       SOLE                     5792
Dean Foods Co                com       242361103     8843   191200 SH       SOLE                   191200
Delta & Pine Land Co LTD     com       247357106    22475  1323600 SH       SOLE                  1323600
*Dow Chemical Co             com       260543103     1087    33186 SH       SOLE                    33186
*El Paso Energy              com       28336l109     1007    24231 SH       SOLE                    24231
Honeywell Int'l Inc          com       438516106     5729   217000 SH       SOLE                   217000
IBP Inc.                     com       449223106    21308   900984 SH       SOLE                   900984
*Johnson & Johnsn            com       478160104      342     6174 SH       SOLE                     6174
*Pepsico Inc                 com       713448108      301     6210 SH       SOLE                     6210
*Phillips Petroleum Co       com       718507106      777    14400 SH       SOLE                    14400
Willamette Industries Inc    com       969133107    32375   719600 SH       SOLE                   719600
*Deutsche Tel ADR            adr       251566105      453    29200 SH       SOLE                    29200
*Shire Pharm ADR             adr       82481r106      880    21846 SH       SOLE                    21846


* - Note: Investment Advisor had identical SHORT positions in these securities as of 9/30/2001.